Share-based payments - RSUs Vesting (Details)	9 Months Ended
May 31, 2026 shares
$15 million or more
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs vesting	375
$25 million or more
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs vesting	375
$35 million or more
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs vesting	500